Statements of Cash Flows (USD $)	12 Months Ended			78 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net income (loss)	$ 1,629,255	$ 3,502,038	$ (6,541,176)	$ (11,260,006)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,394	2,223	2,225	15,860
Stock option expense for consulting fees	3,000	4,775	94,164	8,654,039
Accretion expense	8,647	8,344	7,029	29,758
Loss on disposal of shares				37,736
Gain on settlement of loan				(115,343)
Gain on sale of software				(130,000)
Reversal of liability			(47,483)	(47,483)
Change in fair value of derivative liability	(1,806,379)	(4,474,283)	6,210,218	(70,444)
Loss on disposal of oil and gas properties		731,866		731,866
Change in assets and liabilities:
GST receivables	27,377	638	3,682	(11,430)
Prepaid expenses	(47)	(7,973)		(6,390)
Accounts payable	(12,686)	(8,175)	918	15,159
Accrued liabilities	(23,423)	16,164	(15,554)	21,884
Net cash used in operating activities	(171,862)	(224,383)	(285,977)	(2,134,794)
Cash flows from investing activities
Deposits	(2,033)	(19,606)		(116,172)
Acquisition of oil and gas interests	(66,212)	(187,578)	(180,251)	(7,961,045)
Proceeds from the sale of oil and gas properties		303,833		303,833
Acquisition of office equipment	(1,511)			(11,614)
Proceeds on the sale of investments				77,607
Proceeds on the sale of software				130,000
Net cash provided by (used in) investing activities	(69,756)	96,649	(180,251)	(7,577,391)
Cash flows from financing activities
Proceeds from the issuance of common stock and warrants	325,716			3,235,716
Proceeds from the exercise of stock options				5,316,250
Proceeds from the exercise of warrants		200,000	413,750	1,520,110
Proceeds from loan financing				1,020,000
Repayment of loan financing				(1,020,000)
Net cash provided by financing activities	325,716	200,000	413,750	10,072,076
Foreign exchange effect on cash	(17,877)	(430)	10,149	(272,384)
Net increase (decrease) in cash	66,221	71,836	(42,329)	87,507
Cash, beginning of period	151,283	79,447	121,776	129,997
Cash, end of period	217,504	151,283	79,447	217,504
Supplemental disclosure of cash flow information
Cash paid for interest				26,444
Non-cash investing and financing activities
Receipt of marketable securities for settlement of loan, net				115,343
Accounts payable related to oil and gas properties interests		19,655	7,405	24,160
Asset retirement obligation				$ 82,868